Goodwill and intangible assets - Summary of Changes In Goodwill (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of the fiscal year	¥ 1,508,721	¥ 1,487,100
Increase (decrease) due to:
Acquisitions	88,058	44,424
Disposals or classified as held for sale	(1,245)	0
Classified as held for distribution to owners	(10,834)
Impairment losses	(17,430)
Translation adjustments	106,636	(22,803)
Total changes	165,185	21,621
Balance at end of the fiscal year	1,673,906	1,508,721
Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of the fiscal year	1,903,617	1,884,627
Increase (decrease) due to:
Balance at end of the fiscal year	2,084,956	1,903,617
Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of the fiscal year	(394,896)	(397,527)
Increase (decrease) due to:
Balance at end of the fiscal year	¥ (411,050)	¥ (394,896)